NOTE 2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 2. Basis Of Presentation And Summary Of Significant Accounting Policies Details 2
Net income	$ 8,281	$ 10,166	$ 11,828
Weighted average number of common shares outstanding – Basic	23,550,145	23,549,112	23,540,761
Stock options	$ 530,104	$ 291,532
Weighted average number of common shares outstanding – Diluted	24,080,249	23,840,644	23,806,194
Earnings per share
Basic	$ 0.35	$ 0.43	$ 0.5
Diluted	$ 0.34	$ 0.43	$ 0.5